LEASES - Schedule of future sales-type lease receipts (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 9,035
2027	6,306
2028	3,426
2029	750
2030	257
2031 and thereafter	5,255
Total future minimum receipts	25,029
Less - unearned interest income	(518)
Total	$ 24,511